INCOME TAXES (BENEFIT) - Effective income tax rate reconciliation, amount (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
INCOME TAXES (BENEFIT)
Statutory tax rate (as a percent)	33.06%	35.64%	38.01%
Reconciliations between the amount of reported income taxes and the amount of income taxes computed using the normal statutory tax rate
Amount computed by using normal Japanese statutory tax rate	¥ (75,716)	¥ 163,336	¥ (208,752)
Increase (decrease) in taxes resulting from:
Change in valuation allowance	44,004	31,545	34,468
Change in statutory tax rate	18,074	15,798	1,836
Share-based compensation expense	21,531	6,927	25,331
Earnings of foreign subsidiaries taxed at different rates from the statutory rate in Japan	14,475	15,776	27,204
Officers' remuneration not deductible for tax purpose		4,870	775
Research and development tax credit		(7,513)
Non-deductible acquisition costs and earn-out liability adjustment	157,739
Others-net	3,018	7,355	13,487
Income tax expense (benefits) as reported	¥ 183,125	¥ 238,094	¥ (105,651)